Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $271,701 and $271,653, respectively; includes $0 and $917, respectively, relating to variable interest entities)	$ 289,563	$ 287,783
Equity securities available-for-sale, at estimated fair value (cost: $2,464 and $2,565, respectively)	2,894	2,864
Fair value option and trading securities, at estimated fair value (includes $0 and $404, respectively, of actively traded securities; and $8 and $13, respectively, relating to variable interest entities)	13,923	15,024
Mortgage loans (net of valuation allowances of $304 and $281, respectively; includes $566 and $314, respectively, under the fair value option)	65,167	59,578
Policy loans (includes $0 and $4, respectively, relating to variable interest entities)	9,511	9,566
Real estate and real estate joint ventures (includes $59 and $42, respectively, of real estate held-for-sale)	8,891	7,839
Other limited partnership interests (includes $14 and $27, respectively, relating to variable interest entities)	5,136	5,246
Short-term investments, principally at estimated fair value (includes $0 and $26, respectively, relating to variable interest entities)	6,523	7,467
Other invested assets (includes $31 and $43, respectively, relating to variable interest entities)	19,303	17,607
Total investments	420,911	412,974
Cash and cash equivalents, principally at estimated fair value (includes $1 and $71, respectively, relating to variable interest entities)	12,651	11,182
Accrued investment income (includes $0 and $22, respectively, relating to variable interest entities)	3,308	3,390
Premiums, reinsurance and other receivables (includes $2 and $21, respectively, relating to variable interest entities)	15,445	13,226
Deferred policy acquisition costs and value of business acquired (includes $0 and $240, respectively, relating to variable interest entities)	17,590	17,418
Current income tax recoverable	20	161
Goodwill	9,220	9,217
Assets of disposed subsidiary	216,983	216,437
Other assets (includes $3 and $148, respectively, relating to variable interest entities)	7,058	6,776
Separate account assets (includes $0 and $1,022, respectively, relating to variable interest entities)	195,578	187,152
Total assets	898,764	877,933
Liabilities
Future policy benefits (includes $0 and $716, respectively, relating to variable interest entities)	166,701	161,266
Policyholder account balances (includes $0 and $21, respectively, relating to variable interest entities)	173,168	165,628
Other policy-related balances (includes $0 and $238, respectively, relating to variable interest entities)	13,030	12,893
Policyholder dividends payable	696	709
Policyholder dividend obligation	1,931	1,783
Payables for collateral under securities loaned and other transactions	25,873	26,234
Short-term debt	242	100
Long-term debt (includes $12 and $15, respectively, at estimated fair value, relating to variable interest entities)	16,441	17,936
Collateral financing arrangement	1,274	1,342
Junior subordinated debt securities	3,169	3,194
Liabilities of disposed subsidiary	202,707	204,374
Deferred income tax liability	6,774	6,534
Other liabilities (includes $0 and $80, respectively, relating to variable interest entities)	23,700	20,292
Separate account liabilities (includes $0 and $1,022, respectively, relating to variable interest entities)	195,578	187,152
Total liabilities	831,284	809,437
Contingencies, Commitments and Guarantees (Note 21)
Redeemable noncontrolling interests in partially-owned consolidated subsidiaries	0	77
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value $0.01 per share; $2,100 aggregate liquidation preference	0	0
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,164,029,985 and 1,159,590,766 shares issued, respectively; 1,095,519,005 and 1,098,028,525 shares outstanding, respectively	12	12
Additional paid-in capital	30,944	30,749
Retained earnings	34,480	35,519
Treasury stock, at cost; 68,510,980 and 61,562,241 shares, respectively	(3,474)	(3,102)
Accumulated other comprehensive income (loss)	5,347	4,771
Total MetLife, Inc.’s stockholders’ equity	67,309	67,949
Noncontrolling interests	171	470
Total equity	67,480	68,419
Total liabilities and equity	$ 898,764	$ 877,933